July 30, 2025

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 193 to the Trust’s Registration Statement under the Securities Act and Amendment No. 194 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the M3Sixty Small Cap Growth Fund, a series portfolio of the Trust. The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of changing the Fund’s principal investment strategy and other non-material changes.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell On behalf of FinTech Law

FinTech Law

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